Quarterly Holdings Report
for
Fidelity® Enhanced Mid Cap ETF
September 30, 2024
PET-NPRT1-1124
1.9910064.101
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A	60,683	1,281,018
Liberty Global Ltd Class C	57,085	1,233,607

TOTAL BELGIUM		2,514,625
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	29	520
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (b)	115,880	2,844,854
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	84,868	2,226,088
UNITED STATES - 98.9%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.3%
Iridium Communications Inc	64,493	1,963,812
Lumen Technologies Inc (b)	530,802	3,768,694
		5,732,506
Entertainment - 2.3%
Electronic Arts Inc	90,906	13,039,557
Playtika Holding Corp	704,273	5,577,842
ROBLOX Corp Class A (b)	286,211	12,667,699
Roku Inc Class A (b)	151,801	11,333,463
Warner Bros Discovery Inc (b)	174,168	1,436,885
		44,055,446
Interactive Media & Services - 0.0%
Pinterest Inc Class A (b)	5,053	163,566
Media - 0.9%
Charter Communications Inc Class A (b)	5,086	1,648,271
New York Times Co/The Class A	173,952	9,683,908
News Corp Class A	130,135	3,465,495
News Corp Class B	73,877	2,064,862
		16,862,536
Consumer Discretionary - 12.6%
Automobile Components - 0.0%
BorgWarner Inc	160	5,806
Broadline Retail - 0.7%
eBay Inc	192,435	12,529,443
Diversified Consumer Services - 0.4%
ADT Inc	527,190	3,811,584
H&R Block Inc	74,173	4,713,694
		8,525,278
Hotels, Restaurants & Leisure - 3.2%
Churchill Downs Inc	7,403	1,000,960
DoorDash Inc Class A (b)	18,772	2,679,328
DraftKings Inc Class A (b)	269,657	10,570,554
Expedia Group Inc Class A (b)	84,026	12,437,529
Hilton Worldwide Holdings Inc	36,826	8,488,393
International Game Technology PLC	378,874	8,070,016
Light & Wonder Inc Class A (b)	97,463	8,842,818
MGM Resorts International (b)	45,773	1,789,267
Royal Caribbean Cruises Ltd	15,500	2,749,080
Texas Roadhouse Inc	6,569	1,160,085
Travel + Leisure Co	23,180	1,068,134
Wendy's Co/The	141,820	2,484,686
		61,340,850
Household Durables - 3.6%
DR Horton Inc	88,974	16,973,571
Garmin Ltd	31,842	5,605,147
Leggett & Platt Inc	137,270	1,869,617
Lennar Corp Class A	35,082	6,577,173
NVR Inc (b)	1,525	14,962,995
PulteGroup Inc	7,993	1,147,235
Toll Brothers Inc	83,979	12,973,916
TopBuild Corp (b)	18,803	7,649,248
		67,758,902
Specialty Retail - 4.0%
Abercrombie & Fitch Co Class A (b)	51,391	7,189,601
Best Buy Co Inc	6,030	622,899
Burlington Stores Inc (b)	36,421	9,596,205
Carvana Co Class A (b)	77,406	13,477,159
Dick's Sporting Goods Inc	19,984	4,170,661
GameStop Corp Class A (b)(c)	26,916	617,183
Gap Inc/The	466,397	10,284,054
Ross Stores Inc	113,168	17,032,916
Ulta Beauty Inc (b)	13,012	5,063,229
Williams-Sonoma Inc	53,506	8,289,150
		76,343,057
Textiles, Apparel & Luxury Goods - 0.7%
Crocs Inc (b)	4,952	717,099
Ralph Lauren Corp Class A	3,600	697,932
Tapestry Inc	196,698	9,240,872
Under Armour Inc Class A (b)	162,468	1,447,590
Under Armour Inc Class C (b)	100,630	841,267
VF Corp	65	1,297
		12,946,057
TOTAL CONSUMER DISCRETIONARY		239,449,393

Consumer Staples - 4.5%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	15,104	4,367,171
Consumer Staples Distribution & Retail - 1.8%
Casey's General Stores Inc	14	5,260
Kroger Co/The	257,976	14,782,025
Maplebear Inc	268,885	10,954,375
Sysco Corp	52,171	4,072,468
US Foods Holding Corp (b)	50,536	3,107,964
		32,922,092
Food Products - 1.0%
Archer-Daniels-Midland Co	88,376	5,279,582
General Mills Inc	106,690	7,879,057
Ingredion Inc	34,771	4,778,579
Kellanova	11,383	918,722
McCormick & Co Inc/MD	4,205	346,071
Post Holdings Inc (b)	3,373	390,424
		19,592,435
Household Products - 1.5%
Clorox Co/The	77,977	12,703,233
Colgate-Palmolive Co	90,750	9,420,758
Kimberly-Clark Corp	39,487	5,618,210
Reynolds Consumer Products Inc	20,437	635,591
		28,377,792
Tobacco - 0.0%
Altria Group Inc	15,159	773,715
TOTAL CONSUMER STAPLES		86,033,205

Energy - 4.4%
Energy Equipment & Services - 0.3%
Halliburton Co	194,225	5,642,236
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream Corp	514,287	7,740,019
Cheniere Energy Inc	50,464	9,075,446
Coterra Energy Inc	127,149	3,045,219
Devon Energy Corp	163,498	6,396,042
Diamondback Energy Inc	28,883	4,979,429
Hess Corp	31,095	4,222,701
Kinder Morgan Inc	105,997	2,341,474
Marathon Oil Corp	21,677	577,259
Matador Resources Co	97,060	4,796,705
Ovintiv Inc	9,916	379,881
Phillips 66	8	1,051
Targa Resources Corp	100,500	14,875,005
Viper Energy Inc Class A	41,579	1,875,629
Williams Cos Inc/The	400,521	18,283,784
		78,589,644
TOTAL ENERGY		84,231,880

Financials - 16.5%
Banks - 1.6%
Citizens Financial Group Inc	299,254	12,290,362
Commerce Bancshares Inc/MO	30,780	1,828,332
KeyCorp	695,306	11,646,376
Zions Bancorp NA	116,320	5,492,630
		31,257,700
Capital Markets - 4.6%
Ameriprise Financial Inc	21,602	10,148,836
Bank of New York Mellon Corp/The	263,121	18,907,876
Cboe Global Markets Inc	10,643	2,180,431
Coinbase Global Inc Class A (b)	7,258	1,293,158
Interactive Brokers Group Inc Class A	12,606	1,756,772
Janus Henderson Group PLC	30,844	1,174,231
LPL Financial Holdings Inc	5,969	1,388,568
Morningstar Inc	6,841	2,183,100
MSCI Inc	9,538	5,559,986
Nasdaq Inc	112,084	8,183,253
Northern Trust Corp	5,949	535,588
Raymond James Financial Inc	97,064	11,886,458
Robinhood Markets Inc Class A (b)	187,079	4,381,390
SEI Investments Co	10,514	727,464
State Street Corp	108,094	9,563,076
Stifel Financial Corp	30,513	2,865,171
Tradeweb Markets Inc Class A	34,114	4,218,878
Virtu Financial Inc Class A	35,642	1,085,655
		88,039,891
Consumer Finance - 0.5%
Discover Financial Services	24,940	3,498,832
Synchrony Financial	110,719	5,522,664
		9,021,496
Financial Services - 4.0%
Apollo Global Management Inc	5	625
Block Inc Class A (b)	230,516	15,474,539
Corpay Inc (b)	17,352	5,427,012
Equitable Holdings Inc	144,201	6,060,768
Euronet Worldwide Inc (b)	39,930	3,962,254
Fidelity National Information Services Inc	137,739	11,535,641
Global Payments Inc	34,677	3,551,618
PayPal Holdings Inc (b)	132,255	10,319,858
Toast Inc Class A (b)(c)	408,861	11,574,855
Western Union Co/The	623,267	7,435,575
WEX Inc (b)	7	1,468
		75,344,213
Insurance - 5.8%
AFLAC Inc	4,214	471,125
Allstate Corp/The	71,352	13,531,908
American Financial Group Inc/OH	32,904	4,428,878
Arch Capital Group Ltd	18,337	2,051,544
Arthur J Gallagher & Co	1,419	399,264
Assurant Inc	58,263	11,586,180
Axis Capital Holdings Ltd	20,318	1,617,516
Brown & Brown Inc	124,629	12,911,564
Cincinnati Financial Corp	17,221	2,344,123
Everest Group Ltd	1	392
Globe Life Inc	86,986	9,212,687
Hartford Financial Services Group Inc/The	68,345	8,038,055
Loews Corp	15,260	1,206,303
Prudential Financial Inc	136,471	16,526,639
Reinsurance Group of America Inc	24,674	5,375,724
Unum Group	148,114	8,803,896
Willis Towers Watson PLC	36,452	10,736,208
		109,242,006
TOTAL FINANCIALS		312,905,306

Health Care - 10.9%
Biotechnology - 2.6%
Biogen Inc (b)	4,932	956,019
BioMarin Pharmaceutical Inc (b)	12,957	910,748
Exelixis Inc (b)	406,773	10,555,759
Gilead Sciences Inc	121,247	10,165,348
Incyte Corp (b)	172,193	11,381,958
Neurocrine Biosciences Inc (b)	77,273	8,903,395
United Therapeutics Corp (b)	20,080	7,195,668
		50,068,895
Health Care Equipment & Supplies - 2.0%
ABIOMED Inc (b)(d)	3,289	6,446
Dexcom Inc (b)	45,409	3,044,219
GE HealthCare Technologies Inc	27,941	2,622,263
Hologic Inc (b)	26,852	2,187,364
IDEXX Laboratories Inc (b)	27,393	13,839,492
Solventum Corp	117,756	8,209,948
Zimmer Biomet Holdings Inc	73,018	7,882,293
		37,792,025
Health Care Providers & Services - 2.5%
Cardinal Health Inc	123,492	13,648,336
Cencora Inc	55,927	12,588,049
Centene Corp (b)	198,278	14,926,368
Cigna Group/The	3,499	1,212,194
DaVita Inc (b)	8,659	1,419,470
Quest Diagnostics Inc	7,127	1,106,466
Universal Health Services Inc Class B	9,673	2,215,214
		47,116,097
Health Care Technology - 0.7%
Veeva Systems Inc Class A (b)	67,351	14,134,954
Life Sciences Tools & Services - 2.0%
10X Genomics Inc Class A (b)	99,022	2,235,917
Agilent Technologies Inc	43,548	6,466,007
Bruker Corp	107,907	7,452,057
Illumina Inc (b)	33,113	4,318,266
IQVIA Holdings Inc (b)	34,868	8,262,670
Medpace Holdings Inc (b)	29,619	9,886,823
QIAGEN NV (United States)	8,042	366,474
		38,988,214
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co	138,890	7,186,169
Elanco Animal Health Inc (b)	417,204	6,128,726
Jazz Pharmaceuticals PLC (b)	61,141	6,811,719
		20,126,614
TOTAL HEALTH CARE		208,226,799

Industrials - 16.4%
Aerospace & Defense - 2.8%
Axon Enterprise Inc (b)	9,080	3,628,368
BWX Technologies Inc	36,335	3,949,615
Curtiss-Wright Corp	32,412	10,653,500
Hexcel Corp	60,205	3,722,475
Howmet Aerospace Inc	165,040	16,545,261
Textron Inc	138,740	12,289,590
Woodward Inc	19,438	3,333,811
		54,122,620
Building Products - 1.6%
A O Smith Corp	7,369	661,957
Allegion plc	80,305	11,703,651
Builders FirstSource Inc (b)	22,642	4,389,378
Carlisle Cos Inc	2,108	948,073
Owens Corning	24,181	4,268,430
Trane Technologies PLC	24,159	9,391,328
		31,362,817
Commercial Services & Supplies - 0.8%
Cintas Corp	49,258	10,141,237
MSA Safety Inc	8,674	1,538,247
Republic Services Inc	26	5,222
Veralto Corp	20,550	2,298,723
Vestis Corp	100,376	1,495,602
		15,479,031
Construction & Engineering - 0.4%
Comfort Systems USA Inc	2,123	828,712
EMCOR Group Inc	8,667	3,731,404
Valmont Industries Inc	11,165	3,237,292
		7,797,408
Electrical Equipment - 2.0%
Acuity Brands Inc	19,782	5,447,765
AMETEK Inc	54,205	9,307,541
Hubbell Inc	27,010	11,569,734
nVent Electric PLC	114,761	8,063,108
Vertiv Holdings Co Class A	43,731	4,350,796
		38,738,944
Ground Transportation - 1.3%
Lyft Inc Class A (b)	835,358	10,650,815
Old Dominion Freight Line Inc	44,789	8,896,887
XPO Inc (b)	42,849	4,606,695
		24,154,397
Machinery - 4.2%
AGCO Corp	15,077	1,475,435
Allison Transmission Holdings Inc	104,384	10,028,171
Cummins Inc	52,894	17,126,548
Donaldson Co Inc	140,504	10,355,145
Flowserve Corp	71,340	3,687,565
Fortive Corp	146,858	11,591,502
Gates Industrial Corp PLC (b)	321,640	5,644,782
ITT Inc	15,939	2,383,040
PACCAR Inc	69,588	6,866,944
Stanley Black & Decker Inc	3,143	346,139
Westinghouse Air Brake Technologies Corp	44,864	8,154,929
		77,660,200
Marine Transportation - 0.2%
Kirby Corp (b)	23,522	2,879,798
Professional Services - 2.7%
Booz Allen Hamilton Holding Corp Class A	39,065	6,358,219
CACI International Inc (b)	24,101	12,160,401
Leidos Holdings Inc	81,128	13,223,865
Paylocity Holding Corp (b)	22,218	3,665,303
SS&C Technologies Holdings Inc	165,601	12,289,250
Verisk Analytics Inc	13,088	3,507,060
		51,204,098
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	15,156	672,926
WW Grainger Inc	7,006	7,277,903
		7,950,829
TOTAL INDUSTRIALS		311,350,142

Information Technology - 13.2%
Communications Equipment - 0.7%
F5 Inc (b)	18,230	4,014,246
Juniper Networks Inc	1,209	47,126
Motorola Solutions Inc	21,144	9,506,977
		13,568,349
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics Inc (b)	2,475	328,754
Keysight Technologies Inc (b)	13,285	2,111,385
TD SYNNEX Corp	77,094	9,257,448
Trimble Inc (b)	68,097	4,228,143
		15,925,730
IT Services - 1.2%
Akamai Technologies Inc (b)	7,227	729,566
Gartner Inc (b)	8,983	4,552,225
GoDaddy Inc Class A (b)	32,160	5,042,045
Kyndryl Holdings Inc (b)	111,978	2,573,254
Twilio Inc Class A (b)	140,932	9,191,585
		22,088,675
Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic Inc (b)	85,397	10,607,161
Enphase Energy Inc (b)	7,388	834,992
KLA Corp	11,732	9,085,378
Microchip Technology Inc	2,269	182,177
Monolithic Power Systems Inc	17,897	16,545,777
Qorvo Inc (b)	92,702	9,576,117
Skyworks Solutions Inc	109,245	10,790,129
		57,621,731
Software - 5.8%
ANSYS Inc (b)	8,083	2,575,486
AppLovin Corp Class A (b)	95,078	12,412,433
BILL Holdings Inc (b)	6,550	345,577
DocuSign Inc (b)	197,464	12,260,540
Dropbox Inc Class A (b)	434,047	11,037,815
HubSpot Inc (b)	18,651	9,914,872
Manhattan Associates Inc (b)	40,704	11,453,292
MicroStrategy Inc Class A (b)	17,277	2,912,902
Nutanix Inc Class A (b)	97,534	5,778,890
Palantir Technologies Inc Class A (b)	44,146	1,642,231
Pegasystems Inc	144,047	10,528,395
RingCentral Inc Class A (b)	199,119	6,298,134
Teradata Corp (b)	338,426	10,267,845
Workday Inc Class A (b)	4,421	1,080,537
Zoom Video Communications Inc Class A (b)	178,257	12,431,643
		110,940,592
Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co	635,719	13,006,811
HP Inc	143,671	5,153,479
NetApp Inc	109,089	13,473,582
		31,633,872
TOTAL INFORMATION TECHNOLOGY		251,778,949

Materials - 6.1%
Chemicals - 2.6%
Axalta Coating Systems Ltd (b)	238,266	8,622,847
CF Industries Holdings Inc	6,116	524,753
DuPont de Nemours Inc	145,490	12,964,614
Eastman Chemical Co	27	3,022
Ecolab Inc	36,874	9,415,038
Element Solutions Inc	48,089	1,306,097
International Flavors & Fragrances Inc	16,076	1,686,855
PPG Industries Inc	109,699	14,530,730
		49,053,956
Construction Materials - 0.5%
CRH PLC	102,951	9,547,676
Vulcan Materials Co	138	34,559
		9,582,235
Containers & Packaging - 1.4%
Ardagh Metal Packaging SA	16,892	63,683
Berry Global Group Inc	139,819	9,504,896
Crown Holdings Inc	108,618	10,414,294
Packaging Corp of America	763	164,350
Sealed Air Corp	199,895	7,256,189
Smurfit WestRock PLC	3	147
		27,403,559
Metals & Mining - 1.2%
Nucor Corp	82,591	12,416,731
Reliance Inc	19,649	5,682,687
Steel Dynamics Inc	41,396	5,219,208
		23,318,626
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	62,729	6,740,858
TOTAL MATERIALS		116,099,234

Real Estate - 6.2%
Health Care REITs - 0.0%
Healthpeak Properties Inc	25,762	589,177
Welltower Inc	2	256
		589,433
Industrial REITs - 0.1%
EastGroup Properties Inc	5,849	1,092,710
STAG Industrial Inc Class A	21,477	839,536
		1,932,246
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (b)	5,244	652,773
CoStar Group Inc (b)	32,905	2,482,353
Zillow Group Inc Class A (b)	75,953	4,703,769
Zillow Group Inc Class C (b)	91,968	5,872,157
		13,711,052
Residential REITs - 1.0%
American Homes 4 Rent Class A	268,356	10,302,187
Equity Residential	80,455	5,990,679
Invitation Homes Inc	55,256	1,948,327
UDR Inc	10	453
		18,241,646
Retail REITs - 1.8%
Agree Realty Corp	116,073	8,743,779
Brixmor Property Group Inc	189,869	5,289,750
Regency Centers Corp	37,126	2,681,611
Simon Property Group Inc	108,775	18,385,151
		35,100,291
Specialized REITs - 2.6%
Crown Castle Inc	91,707	10,879,201
EPR Properties	83,652	4,102,294
Gaming and Leisure Properties Inc	109,918	5,655,281
Public Storage Operating Co	27,820	10,122,863
SBA Communications Corp Class A	23,414	5,635,750
VICI Properties Inc	348,516	11,609,069
		48,004,458
TOTAL REAL ESTATE		117,579,126

Utilities - 4.6%
Electric Utilities - 2.5%
Edison International	147,332	12,831,144
Evergy Inc	130,536	8,094,537
Exelon Corp	124,682	5,055,855
NRG Energy Inc	142,627	12,993,320
OGE Energy Corp	17,360	712,107
PG&E Corp	155,621	3,076,627
Xcel Energy Inc	84,653	5,527,841
		48,291,431
Independent Power and Renewable Electricity Producers - 1.4%
AES Corp/The	381,752	7,657,945
Clearway Energy Inc Class A	31,648	901,018
Clearway Energy Inc Class C (c)	50,570	1,551,488
Vistra Corp	140,584	16,664,828
		26,775,279
Multi-Utilities - 0.6%
CenterPoint Energy Inc	339,079	9,975,704
DTE Energy Co	9,463	1,215,144
		11,190,848
Water Utilities - 0.1%
American Water Works Co Inc	14,893	2,177,952
TOTAL UTILITIES		88,435,510

TOTAL UNITED STATES		1,882,903,598
TOTAL COMMON STOCKS (Cost $1,601,076,770)		1,890,489,685

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/14/2024 (f)	5.13	230,000	228,690
US Treasury Bills 0% 11/21/2024 (f)	5.09	120,000	119,213
US Treasury Bills 0% 11/29/2024 (f)	5.04	140,000	138,924
US Treasury Bills 0% 12/19/2024 (f)	4.68	240,000	237,627
US Treasury Bills 0% 12/26/2024 (f)	4.55	90,000	89,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $813,177)			813,485

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	13,524,720	13,527,425
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	11,949,893	11,951,088
TOTAL MONEY MARKET FUNDS (Cost $25,478,513)			25,478,513

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,627,368,460)	1,916,781,683
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(11,164,772)
NET ASSETS - 100.0%	1,905,616,911

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	43	Dec 2024	13,538,980	(870)	(870)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $813,485.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	79,628,655	151,699,195	217,800,425	221,849	-	-	13,527,425	0.0%
Fidelity Securities Lending Cash Central Fund	10,080,342	38,948,484	37,077,738	124,545	-	-	11,951,088	0.0%
Total	89,708,997	190,647,679	254,878,163	346,394	-	-	25,478,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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